Business Segment Information (Details) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016 USD ($)	Oct. 01, 2016 USD ($)	Jul. 02, 2016 USD ($)	Apr. 02, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 26, 2015 USD ($)	Jun. 27, 2015 USD ($)	Mar. 28, 2015 USD ($)	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting Information [Line Items]
Number of Reportable Segments | Segment										4
Revenues		$ 4,953.2	$ 4,490.9	$ 4,535.2	$ 4,294.8	$ 4,652.5	$ 4,123.2	$ 4,270.9	$ 3,918.8	$ 18,274.1	$ 16,965.4	$ 16,889.6
Cost of revenues charges										(101.5)	(9.1)	(327.6)
Selling, general and administrative charges, net										(103.9)	(46.3)	(130.7)
Restructuring and other (costs) income, net										(189.2)	(115.3)	598.2
Amortization of acquisition-related intangible assets										(1,380.0)	(1,310.0)	(1,330.0)
Operating Income										2,449.2	2,336.2	2,503.0
Other expense, net										(425.3)	(399.8)	(415.8)
Income from Continuing Operations Before Income Taxes										2,023.9	1,936.4	2,087.2
Depreciation										380.0	373.4	353.1
Total Assets		45,907.5				40,834.3				45,907.5	40,834.3	42,852.1
Capital Expenditures										444.4	422.9	427.6
Life Sciences Solutions [Member]
Segment Reporting Information [Line Items]
Cost of revenues charges										(31.2)	(2.0)	(327.3)
Selling, general and administrative charges, net										(36.0)	(13.6)	(122.5)
Restructuring and other (costs) income, net										(87.6)	(64.4)	516.4
Total Assets		19,065.2				18,537.3				19,065.2	18,537.3	19,918.3
Capital Expenditures										122.3	93.2	114.4
Analytical Instruments [Member]
Segment Reporting Information [Line Items]
Cost of revenues charges										(62.4)	(0.1)	0.8
Selling, general and administrative charges, net										(46.5)	0.3	(0.9)
Restructuring and other (costs) income, net										(68.3)	(26.6)	(2.5)
Total Assets		9,519.6				4,763.1				9,519.6	4,763.1	4,133.3
Capital Expenditures										34.0	59.5	38.1
Specialty Diagnostics [Member]
Segment Reporting Information [Line Items]
Cost of revenues charges											(0.8)	(0.9)
Selling, general and administrative charges, net										0.3	0.4	(1.5)
Restructuring and other (costs) income, net										(14.9)	(9.7)	(17.7)
Total Assets		6,801.6				7,183.2				6,801.6	7,183.2	8,047.7
Capital Expenditures										72.3	75.9	84.7
Laboratory Products and Services [Member]
Segment Reporting Information [Line Items]
Cost of revenues charges										(7.9)	(6.2)	(0.2)
Selling, general and administrative charges, net										(0.5)	(6.1)
Restructuring and other (costs) income, net										(17.7)	(12.6)	121.0
Total Assets		9,405.4				9,613.6				9,405.4	9,613.6	10,214.4
Capital Expenditures										111.2	89.6	92.1
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total Assets	[1]	$ 1,115.7				$ 737.1				1,115.7	737.1	538.4
Capital Expenditures										104.6	104.7	98.3
Total Reportable Segments [Member]
Segment Reporting Information [Line Items]
Operating Income	[2]									4,221.8	3,821.7	3,694.8
Total Reportable Segments [Member] | Life Sciences Solutions [Member]
Segment Reporting Information [Line Items]
Revenues										5,317.2	4,774.3	4,532.7
Operating Income	[2]									1,595.5	1,413.7	1,283.6
Depreciation										142.3	147.5	132.7
Total Reportable Segments [Member] | Analytical Instruments [Member]
Segment Reporting Information [Line Items]
Revenues										3,668.2	3,208.2	3,252.2
Operating Income	[2]									745.2	612.8	581.1
Depreciation										49.7	38.9	39.0
Total Reportable Segments [Member] | Specialty Diagnostics [Member]
Segment Reporting Information [Line Items]
Revenues										3,339.2	3,243.9	3,343.6
Operating Income	[2]									909.8	872.9	916.0
Depreciation										70.4	73.7	76.7
Total Reportable Segments [Member] | Laboratory Products and Services [Member]
Segment Reporting Information [Line Items]
Revenues										6,723.6	6,371.7	6,311.6
Operating Income	[2]									971.3	922.3	914.1
Depreciation										117.6	113.3	104.7
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues										(774.1)	(632.7)	(550.5)
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Cost of revenues charges										(101.5)	(9.1)	(327.6)
Selling, general and administrative charges, net										(103.9)	(46.3)	(130.7)
Restructuring and other (costs) income, net										(189.2)	(115.3)	598.2
Amortization of acquisition-related intangible assets										$ (1,378.0)	$ (1,314.8)	$ (1,331.7)

[1]	Corporate assets consist primarily of cash and cash equivalents, short-term investments, property and equipment at the company's corporate offices.
[2]	Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.